Property and Equipment, Net	24 Months Ended
Oct. 31, 2012
Property and Equipment, Net

6. Property and Equipment, Net

As of October 31, Property and equipment, net included the following:

(in millions)	2012	2011
Land(A)	$79	$52
Buildings(A)	520	387
Leasehold improvements	81	71
Machinery and equipment	2,504	2,309
Furniture, fixtures, and equipment	244	214
Equipment leased to others	301	291
Construction in progress(A)	159	309

Total property and equipment, at cost	3,888	3,633
Less: Accumulated depreciation and amortization	2,228	2,063

Property and equipment, net	$1,660	$1,570

(A)	We consolidated our executive management, certain business operations, and product development into a 1.2 million square foot, world headquarters site in Lisle, Illinois, which we completed in the first quarter of fiscal 2012, and we are consolidating our testing and validation center in our Melrose Park facility, which we expect to complete in 2013. Construction in progress includes amounts related to this activity.

Certain of our property and equipment serve as collateral for borrowings. See Note 9, Debt, for description of borrowings.

As of October 31, equipment leased to others and assets under financing arrangements and capital lease obligations are as follows:

(in millions)	2012	2011
Equipment leased to others	$301	$291
Less: Accumulated depreciation	94	103

Equipment leased to others, net	$207	$188

Buildings, machinery, and equipment under financing arrangements and capital lease obligations	$156	$100
Less: Accumulated depreciation and amortization	86	71

Assets under financing arrangements and capital lease obligations, net	$70	$29

For the years ended October 31, 2012, 2011, and 2010, depreciation expense, amortization expense related to assets under financing arrangements and capital lease obligations, and interest capitalized on construction projects are as follows:

(in millions)	2012	2011	2010
Depreciation expense	$248	$260	$236
Depreciation of equipment leased to others	46	38	51
Amortization expense	4	1	2
Interest capitalized	9	18	4

Certain depreciation expense on buildings used for administrative purposes is recorded in Selling, general and administrative expenses.

Capital Expenditures

At October 31, 2012, 2011, and 2010 respectively, commitments for capital expenditures were $48 million, $44 million, and $24 million respectively. At October 31, 2012, 2011, and 2010, liabilities related to capital expenditures that are included in accounts payable were $29 million, $22 million, and $14 million, respectively.

Leases

We lease certain land, buildings, and equipment under non-cancelable operating leases and capital leases expiring at various dates through 2024. Operating leases generally have 1 to 20 year terms, with one or more renewal options, with terms to be negotiated at the time of renewal. Various leases include provisions for rent escalation to recognize increased operating costs or require us to pay certain maintenance and utility costs. Our rent expense for the years ended October 31, 2012, 2011, and 2010 was $63 million, $54 million, and $57 million, respectively. Rental income from subleases was $4 million, for each of the years ended October 31, 2012, 2011, and 2010.

Future minimum lease payments at October 31, 2012, for those leases having an initial or remaining non-cancelable lease term in excess of one year and certain leases that are treated as finance lease obligations, are as follows:

(in millions)	Financing Arrangements and Capital Lease Obligations	Operating Leases	Total
2013	$69	$58	$127
2014	29	54	83
2015	9	50	59
2016	9	42	51
2017	9	37	46
Thereafter	39	125	164

	164	$366	$530

Less: Interest portion	24

Total	$140

Asset Retirement Obligations

We have a number of asset retirement obligations in connection with certain owned and leased locations, leasehold improvements, and sale and leaseback arrangements. Certain of our production facilities contain asbestos that would have to be removed if such facilities were to be demolished or undergo a major renovation. The fair value of the conditional asset retirement obligations as of the balance sheet date has been determined to be immaterial. Asset retirement obligations relating to the cost of removing improvements to leased facilities or returning leased equipment at the end of the associated agreements are not material.